Critical accounting judgements and estimates (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.	¥ 6,056,253
Predecessor
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill.		¥ 1,121,138